Document and Entity Information	Aug. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 02, 2024
Entity Registrant Name	NEXIMMUNE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40045
Entity Tax Identification Number	45-2518457
Entity Address Address Line 1	9119 Gaither Road
Entity Address City Or Town	Gaithersburg
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20877
City Area Code	301
Local Phone Number	825-9810
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NEXI
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001538210